Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2024
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments	The total future minimum lease payments under non-cancellable short-term leases with respect to the office as of September 30, 2024 are payable as follows:
Lease Commitment
Within 1 year	85
Total	85